CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ₪ in Millions, $ in Millions		Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)
CURRENT ASSETS
Cash and cash equivalents	[1]		₪ 867		₪ 716
Short-term deposits			150	[1]	452
Trade receivables			808	[1]	990
Other receivables and prepaid expenses			48	[1]	57
Deferred expenses - right of use			43	[1]	28
Inventories			93	[1]	96
CURRENT ASSETS, TOTAL			2,009	[1]	2,339
NON CURRENT ASSETS
Trade receivables			232	[1]	333
Prepaid expenses and other			5	[1]	2
Deferred expenses - right of use			133	[1]	75
Property and equipment			1,180	[1]	1,207
Intangible and other assets			697	[1]	793
Goodwill			407	[1]	407
Deferred income tax asset			55	[1]	41
NON CURRENT ASSETS, TOTAL			2,709	[1]	2,858
TOTAL ASSETS			4,718	[1]	5,197
CURRENT LIABILITIES
Current maturities of notes payable and borrowings			705	[1]	498
Trade payables			787	[1]	681
Payables in respect of employees			91	[1]	101
Other payables (mainly institutions)			31	[1]	28
Income tax payable			50	[1]	45
Deferred income with respect to settlement agreement with Orange					108
Deferred revenues from HOT mobile			31	[1]	31
Other deferred revenues			41	[1]	38
Provisions			75	[1]	77
CURRENT LIABILITIES, TOTAL			1,811	[1]	1,607
NON CURRENT LIABILITIES
Notes payable			975	[1]	646
Borrowings from banks and others			243	[1]	1,550
Liability for employee rights upon retirement, net			40	[1]	39
Dismantling and restoring sites obligation			27	[1]	35
Deferred revenues from HOT mobile			164	[1]	195
Other non-current liabilities			24	[1]	14
NON CURRENT LIABILITIES, TOTAL			1,473	[1]	2,479
TOTAL LIABILITIES			3,284	[1]	4,086
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2016 and 2017 - 235,000,000 shares; issued and outstanding - December 31, 2016 - *156,993,337 shares December 31, 2017 - *168,243,913 shares			2	[1]	2
Capital surplus			1,164	[1]	1,034
Accumulated retained earnings			491	[1]	358
Treasury shares, at cost - December 31, 2016 - **3,603,578 shares December 31, 2017 - **2,850,472 shares			(223)	[1]	(283)
TOTAL EQUITY			1,434	[1]	1,111
TOTAL LIABILITIES AND EQUITY			₪ 4,718	[1]	₪ 5,197
Convenience translation into U.S. dollars [Member]
CURRENT ASSETS
Cash and cash equivalents | $	[1]	$ 250
Short-term deposits | $	[1]	43
Trade receivables | $	[1]	233
Other receivables and prepaid expenses | $	[1]	14
Deferred expenses - right of use | $	[1]	12
Inventories | $	[1]	27
CURRENT ASSETS, TOTAL | $	[1]	579
NON CURRENT ASSETS
Trade receivables | $	[1]	68
Prepaid expenses and other | $	[1]	1
Deferred expenses - right of use | $	[1]	38
Property and equipment | $	[1]	340
Intangible and other assets | $	[1]	201
Goodwill | $	[1]	117
Deferred income tax asset | $	[1]	17
NON CURRENT ASSETS, TOTAL | $	[1]	782
TOTAL ASSETS | $	[1]	1,361
CURRENT LIABILITIES
Current maturities of notes payable and borrowings | $	[1]	203
Trade payables | $	[1]	227
Payables in respect of employees | $	[1]	26
Other payables (mainly institutions) | $	[1]	9
Income tax payable | $	[1]	14
Deferred revenues from HOT mobile | $	[1]	9
Other deferred revenues | $	[1]	12
Provisions | $	[1]	22
CURRENT LIABILITIES, TOTAL | $	[1]	522
NON CURRENT LIABILITIES
Notes payable | $	[1]	281
Borrowings from banks and others | $	[1]	69
Liability for employee rights upon retirement, net | $	[1]	12
Dismantling and restoring sites obligation | $	[1]	9
Deferred revenues from HOT mobile | $	[1]	47
Other non-current liabilities | $	[1]	7
NON CURRENT LIABILITIES, TOTAL | $	[1]	425
TOTAL LIABILITIES | $	[1]	947
EQUITY
Share capital - ordinary shares of NIS 0.01 par value: authorized - December 31, 2016 and 2017 - 235,000,000 shares; issued and outstanding - December 31, 2016 - *156,993,337 shares December 31, 2017 - *168,243,913 shares | $	[1]	1
Capital surplus | $	[1]	336
Accumulated retained earnings | $	[1]	142
Treasury shares, at cost - December 31, 2016 - **3,603,578 shares December 31, 2017 - **2,850,472 shares | $	[1]	(65)
TOTAL EQUITY | $	[1]	414
TOTAL LIABILITIES AND EQUITY | $	[1]	$ 1,361

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.